Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2022	Jun. 30, 2021
R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Interest rate	6.70%	6.60%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	3.40%
US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	4.00%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	4.30%	0.00%